Stockholder's Equity	12 Months Ended
Mar. 31, 2023
Stockholders' Equity Note [Abstract]
STOCKHOLDER’S EQUITY

Note 20 – SHAREHOLDER’S EQUITY

Ordinary shares

On April 7, 2022, the Company effected a 1-for-12 reverse stock split on its ordinary shares. Upon the effectiveness of the reverse stock split, every 12 shares of the Company’s issued and outstanding ordinary shares were automatically be converted into one issued and outstanding ordinary share. No fractional shares were issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split were rounded up to the next whole number. The reverse stock split affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares.

On August 3, 2022, the Company closed a private placement of 1,000,000 shares of ordinary shares at $1.50 per share with gross proceeds of $1,500,000.

On October 11, 2022, the Company closed a private placement of 3,200,000 shares of ordinary shares at $1.00 per share with gross proceeds of $3,200,000.

On January 20, 2023, the Company closed a registered direct offering of 1,750,000 shares of ordinary shares at $1.50 per share with gross proceeds of $2,625,000 from its effective shelf registration statement.

Warrants

Concurrent with the registered direct offering of common stock that closed on April 15, 2019, the Company issued to several investors in a private placement warrants to purchase up to 250,001 shares of common stock. In connection with the offering, the Company also issued a warrant to its placement agent of this offering, pursuant to which the agent may purchase up to 6% of the aggregate number of shares of common stock sold in the offering, i.e. 20,000 shares at an exercise price of $37.5 per share. The warrant became exercisable on October 11, 2019 and will expire on April 11, 2024.

Concurrent with the registered direct offering of common stock that closed on June 3, 2020, the Company issued to several investors in a private placement warrants to purchase up to 312,500 shares of common stock. In connection with the offering, the Company also issued warrants to its placement agent of this offering, pursuant to which the agent may purchase up to 6.5% of the aggregate number of shares of common stock sold in the offering, i.e. 25,000 shares at an exercise price of $30.84 per share. The warrant becomes exercisable on December 2, 2020 and will expire on June 2, 2025.

Concurrent with the private placement of ordinary shares that closed on August 3, 2022, the Company issued to several investors in a private placement warrants to purchase up to 1,000,000 shares of ordinary shares at an exercise price of $1.50. The warrant became exercisable on August 3, 2022 and valid for thirty-six months. As the Comany completed another private placement on October 11, 2022 at a share purchase price of $1.00 as described below, the warrant exercise price was adjusted to $1.00 based on the anti-dilutive term in the Warrants Form. On December 12, 2022, the investors chose to cashless exercise all their warrants for a total of 842,272 ordinary shares

Concurrent with the private placement of ordinary shares that closed on October 11, 2022, the Company issued to several investors in a private placement warrants to purchase up to 9,600,000 shares of ordinary shares at an exercise price of $1.66. The warrant became exercisable on October 11, 2022 and and valid for thirty-six months. On December 12, 2022, the investors chose to cashless exercise all the warrants for a total of 7,086,432 ordinary shares..

Concurrent with the registered direct offering of ordinary shares that closed on January 20, 2023, the Company issued to several investors warrants to purchase up to 5,250,000 shares of ordinary shares at an exercise price of $2.50. The warrant became exercisable on January 20, 2023 and valid for thirty-six months. On February 13, 2023. the investors chose to cashless exercise all the warrants for a total of 3,331,146 ordinary shares.

Share-based compensation

The Company accounts for share-based payment awards granted to employees and directors by recording compensation expense based on estimated fair values. The Company estimates the fair value of share-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations. Share-based awards are attributed to expenses using the straight-line method over the vesting period. The Company determines the value of each option award that contains a market condition using a Monte Carlo Simulation valuation model, while all other option awards are valued using the Black-Scholes valuation model as permitted under FASB ASC 718 “Compensation - Stock Compensation.” The assumptions used in calculating the fair value of share-based payment awards represent the Company’s best estimates. The Company’s estimates of the fair values of stock options granted and the resulting amounts of share-based compensation recognized may be impacted by certain variables including stock price volatility, employee stock option exercise behaviors, additional stock option modifications, estimates of forfeitures, and the related income tax impact.

On April 28, 2022, the Company granted a total of 850,000 shares of restricted ordinary shares to its key employees in its retail drugstores and online pharmacy under the Company’s 2010 Equity Incentive Plan, as amended (the “Plan”). The stock awards vested on the grant date. Each stock is valued at $2.02 per share, the adjusted closing price of April 28, 2022. All $1,717,000 of such expense has been recorded as a service compensation expense in the year ended March 31, 2023.

On December 19, 2022, the Company granted a total of 2,150,000 shares of restricted ordinary shares to its key employees in its retail drugstores and online pharmacy under the Company’s 2010 Equity Incentive Plan, as amended (the “Plan”). The stock awards vested on the grant date. Each stock is valued at $4.02 per share, the adjusted closing price of December 19, 2022. All $8,643,000 of such expense has been recorded as a service compensation expense in the year ended March 31, 2023.

Statutory reserves

Statutory reserves represent restricted retained earnings. Based on their legal formation, the Company is required to set aside 10% of its net income as reported in their statutory accounts on an annual basis to the Statutory Surplus Reserve Fund (the “Reserve Fund”). Once the total amount set aside in the Reserve Fund reaches 50% of the entity’s registered capital, further appropriations become discretionary. The Reserve Fund can be used to increase the entity’s registered capital upon approval by relevant government authorities or eliminate its future losses under PRC GAAP upon a resolution by its board of directors. The Reserve Fund is not distributable to shareholders, as cash dividends or otherwise, except in the event of liquidation.

Appropriations to the Reserve Fund are accounted for as a transfer from unrestricted earnings to statutory reserves. During the years ended March 31, 2023 and 2022, the Company did not make appropriations to statutory reserves.

There are no legal requirements in the PRC to fund the Reserve Fund by transfer of cash to any restricted accounts, and the Company does not do so.